N-2	6 Months Ended
Feb. 28, 2026
Cover [Abstract]
Entity Central Index Key	0000809708
Amendment Flag	false
Document Type	N-CSRS
Entity Registrant Name	Templeton Emerging Markets Fund
Document Period End Date	Feb. 28, 2026